Capital Stock - Narrative (Details) - $ / shares	Dec. 31, 2024	May 13, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)	288,700,000		253,400,000	253,400,000
Common shares exceeds price per share (in dollars per share)	$ 16.05
SEAC Sponsor Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)		2,200,000
Sponsor Option Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.0001